Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
Effects of changes in Corporate Center cost and resource allocation to business divisions on prior-period information
USD million increase / (reduction)	Global Wealth Management	Personal & Corporate Banking	Asset Management	Investment Bank	Corporate Center	UBS

For the year ended 31 December 2018
Operating profit / (loss) before tax	(374)	(116)	(25)	(163)	677	0
Total assets	113,702	61,894	3,769	43,562	(222,927)	0
For the year ended 31 December 2017
Operating profit / (loss) before tax	(351)	(133)	(24)	(180)	689	0
Total assets	102,641	58,196	3,329	41,628	(205,795)	0

Segment reporting
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS

For the year ended 31 December 2019[1]
Net interest income[2]	3,947	1,992	(25)	(669)	(744)	4,501
Non-interest income[2]	12,426	1,744	1,962	7,968	367	24,467
Income	16,373	3,736	1,938	7,299	(378)	28,967
Credit loss (expense) / recovery	(20)	(21)	0	(30)	(7)	(78)
Total operating income	16,353	3,715	1,938	7,269	(385)	28,889
Personnel expenses	7,621	856	722	2,748	4,137	16,084
General and administrative expenses	1,217	224	197	688	2,962	5,288
Services (to) / from Corporate Center and other business divisions	4,056	1,181	486	2,926	(8,648)	0
of which: services from Corporate Center	3,922	1,294	531	2,980	(8,727)	0
Depreciation and impairment of property, equipment and software	5	13	1	8	1,738	1,765
Amortization and impairment of goodwill and intangible assets[3]	56	0	0	115	4	175
Total operating expenses	12,955	2,274	1,406	6,485	192	23,312
Operating profit / (loss) before tax	3,397	1,441	532	784	(577)	5,577
Tax expense / (benefit)						1,267
Net profit / (loss)						4,310
Additional information
Total assets	309,766	209,405	34,565	315,855	102,592	972,183
Additions to non-current assets[4]	68	10	0	1	5,217	5,297
1 Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b. 2 Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1b for more information. 3 Refer to Note 16 for more information. 4 Upon adoption of IFRS 16 on 1 January 2019, UBS additionally allocated approximately USD 3.5 billion of newly recognized assets to the business divisions, of which USD 3.4 billion related to non-current assets. Refer to Note 1b for more information.

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS

For the year ended 31 December 2018[1]
Net interest income[2]	4,101	2,049	(29)	(459)	(613)	5,048
Non-interest income[2]	12,700	2,168	1,881	8,538	(4)	25,283
Income	16,800	4,217	1,852	8,079	(617)	30,330
Credit loss (expense) / recovery	(15)	(56)	0	(38)	(8)	(118)
Total operating income	16,785	4,161	1,852	8,041	(626)	30,213
Personnel expenses	7,683	803	703	2,941	4,002	16,132
General and administrative expenses	1,724	285	202	651	3,935	6,797
Services (to) / from Corporate Center and other business divisions	4,070	1,263	518	2,942	(8,793)	0
of which: services from Corporate Center	3,936	1,367	563	2,995	(8,861)	0
Depreciation and impairment of property, equipment and software	4	14	2	8	1,199	1,228
Amortization and impairment of goodwill and intangible assets[3]	50	0	1	12	2	65
Total operating expenses	13,531	2,365	1,426	6,554	346	24,222
Operating profit / (loss) before tax	3,254	1,796	426	1,486	(971)	5,991
Tax expense / (benefit)						1,468
Net profit / (loss)						4,522
Additional information
Total assets	313,737	200,703	28,140	302,253	113,656	958,489
Additions to non-current assets	196	23	1	89	1,666	1,975
1 Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b. 2 Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1b for more information. 3 Refer to Note 16 for more information.

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS

For the year ended 31 December 2017[1]
Net interest income[2]	3,880	2,044	(23)	234	(64)	6,070
Non-interest income[2]	12,265	1,814	2,100	7,508	(4)	23,683
Income[3]	16,144	3,859	2,077	7,742	(68)	29,754
Credit loss (expense) / recovery	(8)	(20)	0	(92)	(11)	(131)
Total operating income	16,136	3,839	2,077	7,650	(80)	29,622
Personnel expenses	7,674	852	731	3,006	3,935	16,199
General and administrative expenses	1,263	296	235	675	4,479	6,949
Services (to) / from Corporate Center and other business divisions	3,926	1,203	543	2,860	(8,532)	0
of which: services from Corporate Center	3,803	1,321	582	2,894	(8,601)	0
Depreciation and impairment of property, equipment and software	4	13	1	10	1,024	1,053
Amortization and impairment of goodwill and intangible assets[4]	49	0	3	12	7	71
Total operating expenses	12,917	2,364	1,514	6,563	913	24,272
Operating profit / (loss) before tax	3,219	1,475	563	1,087	(993)	5,351
Tax expense / (benefit)						4,305
Net profit / (loss)						1,046
Additional information
Total assets	297,631	197,258	17,968	311,359	115,064	939,279
Additions to non-current assets	120	15	1	3	1,607	1,746
1 Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b. 2 Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1b for more information. 3 Includes impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2017 of USD 15 million, of which USD 12 million was recorded in Asset Management. 4 Refer to Note 16 for more information.

UBS AG
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
Effects of changes in Corporate Center cost and resource allocation to business divisions on prior-period information
USD million increase / (reduction)	Global Wealth Management	Personal & Corporate Banking	Asset Management	Investment Bank	Corporate Center	UBS AG

For the year ended 31 December 2018
Operating profit / (loss) before tax	(374)	(116)	(25)	(163)	677	0
Total assets	113,702	61,894	3,769	43,562	(222,927)	0
For the year ended 31 December 2017
Operating profit / (loss) before tax	(351)	(133)	(24)	(180)	689	0
Total assets	102,641	58,196	3,329	41,628	(205,795)	0

Segment reporting
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS AG

For the year ended 31 December 2019[1]
Net interest income[2]	3,947	1,993	(25)	(669)	(831)	4,415
Non-interest income[2]	12,426	1,745	1,962	7,967	869	24,970
Income	16,373	3,737	1,938	7,298	38	29,385
Credit loss (expense) / recovery	(20)	(21)	0	(30)	(7)	(78)
Total operating income	16,353	3,717	1,938	7,268	31	29,307
Personnel expenses	7,618	852	720	2,732	1,879	13,801
General and administrative expenses	1,283	229	201	738	6,135	8,586
Services (to) / from Corporate Center and other business divisions	4,055	1,179	485	2,922	(8,642)	0
of which: services from Corporate Center	3,922	1,293	530	2,976	(8,721)	0
Depreciation and impairment of property, equipment and software	5	13	1	8	1,549	1,576
Amortization and impairment of goodwill and intangible assets[3]	56	0	0	115	4	175
Total operating expenses	13,018	2,274	1,407	6,515	925	24,138
Operating profit / (loss) before tax	3,335	1,443	531	753	(893)	5,169
Tax expense / (benefit)						1,198
Net profit / (loss)						3,971
Additional information
Total assets	309,766	209,512	34,565	316,058	102,017	971,916
Additions to non-current assets[4]	68	10	0	1	4,935	5,014
1 Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b. 2 Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1b for more information. 3 Refer to Note 16 for more information. 4 Upon adoption of IFRS 16 on 1 January 2019, UBS AG additionally allocated approximately USD 3.4 billion of newly recognized assets to the business divisions, of which USD 3.3 billion related to non-current assets. Refer to Note 1b for more information.

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS AG

For the year ended 31 December 2018[1]
Net interest income[2]	4,101	2,049	(29)	(459)	(690)	4,971
Non-interest income[2]	12,700	2,169	1,881	8,539	499	25,788
Income	16,801	4,218	1,852	8,080	(191)	30,759
Credit loss (expense) / recovery	(15)	(56)	0	(38)	(8)	(117)
Total operating income	16,786	4,162	1,852	8,042	(199)	30,642
Personnel expenses	7,680	799	702	2,936	1,875	13,992
General and administrative expenses	1,771	289	206	706	7,104	10,075
Services (to) / from Corporate Center and other business divisions	4,069	1,261	516	2,938	(8,784)	0
of which: services from Corporate Center	3,935	1,365	561	2,991	(8,852)	0
Depreciation and impairment of property, equipment and software	4	14	2	8	1,023	1,052
Amortization and impairment of goodwill and intangible assets[3]	50	0	1	12	2	65
Total operating expenses	13,574	2,363	1,427	6,600	1,220	25,184
Operating profit / (loss) before tax	3,212	1,799	425	1,442	(1,419)	5,458
Tax expense / (benefit)						1,345
Net profit / (loss)						4,113
Additional information
Total assets	313,737	200,767	28,140	302,434	112,977	958,055
Additions to non-current assets	196	23	1	89	1,449	1,757
1 Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b. 2 Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1b for more information. 3 Refer to Note 16 for more information.

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS AG

For the year ended 31 December 2017[1]
Net interest income[2]	3,880	2,044	(23)	234	(114)	6,021
Non-interest income[2]	12,265	1,815	2,100	7,508	466	24,155
Income[3]	16,145	3,859	2,077	7,742	352	30,176
Credit loss (expense) / recovery	(8)	(20)	0	(92)	(11)	(131)
Total operating income	16,137	3,839	2,077	7,651	341	30,044
Personnel expenses	7,679	849	731	3,007	2,686	14,952
General and administrative expenses	1,308	300	238	728	6,426	9,001
Services (to) / from Corporate Center and other business divisions	3,926	1,200	541	2,858	(8,525)	0
of which: services from Corporate Center	3,803	1,318	580	2,892	(8,593)	0
Depreciation and impairment of property, equipment and software	4	13	1	10	916	945
Amortization and impairment of goodwill and intangible assets[4]	49	0	3	12	7	71
Total operating expenses	12,966	2,363	1,515	6,614	1,510	24,969
Operating profit / (loss) before tax	3,171	1,476	562	1,036	(1,169)	5,076
Tax expense / (benefit)						4,242
Net profit / (loss)						834
Additional information
Total assets	297,631	197,290	17,968	311,477	115,654	940,020
Additions to non-current assets	120	15	1	3	1,509	1,648
1 Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b. 2 Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1b for more information. 3 Includes impairments of financial assets classified at fair value through other comprehensive income (prior to 2018 classified as financial assets available for sale) for the year ended 31 December 2017 of USD 15 million, of which USD 12 million was recorded in Asset Management. 4 Refer to Note 16 for more information.